Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Used to Compute Fair Value
The following table summarizes assumptions used to compute the fair value of options granted:

	December 31, 2023	December 31, 2022
Stock price	$8.38 - 11.98	$1.54
Exercise price	$8.38 - 11.98	$1.04
Expected volatility	80.00 - 110.95%	53.61 - 55.30%
Expected term (in years)	5.00 - 6.08	5.94 - 6.08
Risk-free interest rate	3.46 - 4.31%	1.95 - 2.85%

Summary of Stock Option Activity
A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2021	781,715	$1.15	7.20	$369,102
Retroactive application of recapitalization (Note 4)	(301,223)	0.72

Outstanding at December 31, 2021, after effect of Merger (Note 4)	480,492	1.87
Granted	235,109	2.77
Exercised	(8,538)	1.24		10,835
Expired	(120,569)	1.38
Forfeited	(215,496)	2.59

Outstanding at December 31, 2022	370,998	$2.13	7.95	$3,433,946
Granted	821,998	10.01
Exercised	(17,643)	2.19		4,440
Expired	(12,908)	11.97
Forfeited	(414,359)	10.76

Outstanding at December 31, 2023	748,086	$5.87	8.43	$103,662

Exercisable at December 31, 2023	345,018	$4.23	7.56	$103,251